Consolidated statements of comprehensive loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of comprehensive loss
Revenue	€ 40,366	€ 28,360	€ 21,391
Other income - net	1,310	626	290
Research and development expenses	(81,488)	(49,989)	(43,791)
General and administrative expenses	(24,218)	(13,715)	(10,266)
Operating loss	(64,030)	(34,718)	(32,376)
Finance income / (costs) - net	6,509	(6,647)	15
Loss before tax	(57,521)	(41,365)	(32,361)
Income taxes	(2)	(1)	(4)
Loss for the period	(57,523)	(41,366)	(32,365)
Other comprehensive income / (loss) Items that will not be reclassified to profit or loss
Equity investments at fair value OCI - net change in fair value	(7,693)	(242)	(632)
Other comprehensive income / (loss)	(7,693)	(242)	(632)
Total comprehensive Loss	€ (65,216)	€ (41,608)	€ (32,997)
Basic and diluted loss per share in per share (undiluted = diluted)	€ (0.48)	€ (0.50)	€ (0.50)
Weighted number of common shares outstanding	119,502,384	83,471,559	64,242,396